ORDINARY SHARES (Details Narrative) - USD ($)								1 Months Ended	12 Months Ended
	Sep. 13, 2024	Jun. 20, 2023	Aug. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2019	May 03, 2019	Jan. 31, 2018	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2024	Mar. 17, 2022	Dec. 31, 2019	Aug. 28, 2019	Dec. 31, 2017	Nov. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized value																$ 50
Common stock shares authorized					20,000,000,000				20,000,000,000		20,000,000,000		20,000,000,000			500,000,000
Common stock par value									$ 0.000005		$ 0.000005					$ 0.0001
Stock repurchase program, authorized amount												$ 20,000,000		$ 20,000,000
Oridinary shares description	the Company changed its ADS ratio from each ADS representing 100 Class A ordinary shares to each ADS representing 400 Class A ordinary shares.	the Company changed its ADS ratio from each ADS representing 10 Class A ordinary shares to each ADS representing 100 Class A ordinary shares
2019 Share Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative share repurchase				40,463,770	40,076,270
2019 Share Repurchase Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.09	$ 0.09
2019 Share Repurchase Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.70	$ 0.70
2020 Share Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program, authorized amount			$ 20,000,000
Cumulative share repurchase										179,701,700
Stock repurchase program extended period			September 16, 2022
Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									201,440,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued					1,208,831,222				1,208,831,222		1,208,831,222		1,208,831,222
Common stock shares outstanding					1,183,305,412				1,020,256,032		1,020,256,032		1,179,445,572
Common Class A [Member] | 2020 Share Repurchase Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 0.07
Common Class A [Member] | 2020 Share Repurchase Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 0.12
Common Class A [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares offered							110,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value						$ 1.10
Options exercised						2,174,470
Common Class A [Member] | Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									895,216,752
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued					949,960,000				949,960,000		949,960,000		949,960,000
Common stock shares outstanding									949,960,000		949,960,000		949,960,000
Common Class B [Member] | Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									949,960,000
American Depositary Shares [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares offered							11,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value								$ 0.000005
Common stock shares issued					2,158,791,222								2,158,791,222		1
Common stock shares outstanding					2,133,265,412								2,129,405,572		1
Stock issued during period stock split								10,000,000,000
Stock split discription								1 ordinary share was subdivided into 20 ordinary shares